Nature Of Business And Significant Accounting Policies (Schedule Of Corrections Of Errors-Statement Of Operations) (Details) (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011
Property operations expense	$ 2,478,728	[1]	$ 3,834,482	[1]	$ 5,330,324	$ 3,064,370
Depreciation and amortization	2,781,671	[1]	3,554,154	[1]	4,844,004	3,104,985
Recapitalization costs	1,851,459	[1]	1,851,459	[1]	(867,671)
Total operating expense	8,784,873	[1]	12,359,019	[1]	18,395,302	9,355,526
Loss (income) from operations	(1,876,340)	[1]	(1,873,760)	[1]	3,745,726	(749,512)
Loss before income (loss) from unconsolidated joint venture	(3,583,533)	[1]	(4,985,319)	[1]
Loss from continuing operations	(3,544,299)	[1]	(4,944,042)	[1]	(7,213,905)	(852,210)
Discontinued operations	(1,300,093)	[1]	(1,636,834)	[1]	(4,103)	(2,568,716)
Net loss	(4,844,392)	[1]	(6,580,876)	[1]	(8,551,260)	(3,798,256)
Loss allocated to noncontrolling interest	788,312	[1]	1,169,980	[1]	(1,708,734)	(377,330)
Loss attributable to Trade Street Residential	(4,109,721)	[1]	(5,625,457)	[1]	(7,218,008)	(3,420,926)
Continuing operations	$ (4.17)	[1]	$ (2.39)	[1]	$ (3.17)	$ (8.85)
Discontinued operations	$ (1.93)	[1]	$ (0.98)	[1]		$ (26.68)
Net loss available for common shareholders	$ (6.10)	[1]	$ (3.37)	[1]	$ (3.17)	$ (35.53)
As Reported [Member]
Property operations expense	2,921,510		4,419,429
Depreciation and amortization	2,740,458		3,461,216
Recapitalization costs			1,851,459
Total operating expense	7,334,983		12,851,028
Loss (income) from operations	(426,450)		(2,365,769)
Loss before income (loss) from unconsolidated joint venture	(2,133,643)		(5,477,328)
Loss from continuing operations	(2,094,409)		(5,436,051)
Discontinued operations	(1,514,111)		(1,977,020)
Net loss	(3,608,520)		(7,413,071)
Loss allocated to noncontrolling interest	359,808		1,391,582
Loss attributable to Trade Street Residential	(3,302,353)		(6,236,050)
Continuing operations	$ (2.66)		$ (2.55)
Discontinued operations	$ (2.25)		$ (1.19)
Net loss available for common shareholders	$ (4.91)		$ (3.74)
Adjustment [Member]
Property operations expense	(442,782)		(584,947)
Depreciation and amortization	41,213		92,938
Recapitalization costs	1,851,459
Total operating expense	1,449,890		(492,009)
Loss (income) from operations	(1,449,890)		492,009
Loss before income (loss) from unconsolidated joint venture	(1,449,890)		492,009
Loss from continuing operations	(1,449,890)		492,009
Discontinued operations	214,018		340,186
Net loss	(1,235,872)		832,195
Loss allocated to noncontrolling interest	428,504		(221,602)
Loss attributable to Trade Street Residential	$ (807,368)		$ 610,593
Continuing operations	$ (1.51)		$ 0.17
Discontinued operations	$ 0.32		$ 0.20
Net loss available for common shareholders	$ (1.19)		$ 0.37

[1]	Restated